CERTIFICATION OF
                 STRONG ASIA PACIFIC FUND, INC.


STRONG ASIA PACIFIC FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Registrant's Prospectus and Statement of Additional Information each dated March 1, 1996 filed by the Registrant pursuant to Post-Effective Amendment No. 4 (File No. 33-70762), which was filed with the Securities and Exchange Commission on February 28, 1996 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Registrant's Prospectus and Statement of
Additional Information that would have been filed under Rule
497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                              STRONG ASIA PACIFIC FUND, INC.

                              /s/ John S. Weitzer
                              ----------------------
                              By:   John S. Weitzer
                              Title:    Vice President



Dated:  March 6, 1996